Operating costs (Tables)	12 Months Ended
Dec. 31, 2021
Operating costs
Schedule of operating costs

	2021	2020	2019
Staff costs (note 18)	4,737,138	4,397,004	4,288,815
Depreciation (notes 8/9)	347,613	378,754	333,844
External research and development costs	9,014,083	6,981,854	9,350,667
Laboratory consumables	295,377	295,005	230,097
Patent maintenance and registration costs	266,043	328,177	268,143
Professional fees	1,379,734	1,399,123	1,951,661
Short term leases	37,512	36,651	26,150
D&O insurance	1,591,882	1,505,897	44,142
Other operating costs	989,840	799,952	944,303
Total operating costs	18,659,222	16,122,417	17,437,822